Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes
Income before income taxes

($ in millions)
For the year ended December 31:	2022		2021	2020
Income/(loss) from continuing operations before income taxes
U.S. operations	$(6,602)	*	$(2,654)	$(2,349)
Non-U.S. operations	7,758		7,491	4,921
Total income from continuing operations before income taxes	$1,156		$4,837	$2,572

* Includes the impact of a one-time, non-cash pension settlement charge. Refer to note V, “Retirement-Related Benefits,” for additional information.

Components of the provision for income taxes by geographic operations and taxing jurisdiction

($ in millions)
For the year ended December 31:	2022	2021	2020
U.S. operations	$(2,272)	$(969)	$1,913
Non-U.S. operations	1,645	1,093	(3,273)
Total continuing operations provision for/(benefit from) income taxes	$(626)	$124	$(1,360)

($ in millions)
For the year ended December 31:	2022	2021	2020
U.S. federal
Current	$391	$374	$312
Deferred	(2,645)	(1,358)	1,102
	$(2,253)	$(984)	$1,414
U.S. state and local
Current	$184	$161	$345
Deferred	(486)	(370)	(358)
	$(302)	$(209)	$(13)
Non-U.S.
Current	$1,676	$1,342	$1,208
Deferred	252	(25)	(3,969)
	$1,929	$1,317	$(2,761)
Total continuing operations provision for/(benefit from) income taxes	$(626)	$124	$(1,360)
Discontinued operations provision for/(benefit from) income taxes	$124	$714	$484
Total provision for/(benefit from) income taxes	$(503)	$838	$(876)

Effective income tax rate reconciliation

For the year ended December 31:	2022		2021	2020
Statutory rate	21%		21%	21%
Tax differential on foreign income	(29)	*	(10)	(31)
Intra-entity IP sale	—		—	(37)
Domestic incentives	(24)	*	(5)	(9)
State and local	(21)	*	(3)	0
Other	(1)	*	0	3
Effective rate	(54)%		3%	(53)%

*

Includes the impacts of the pension settlement charge on tax differential on foreign income, domestic incentives, state and local, and other of (24) points, (20) points, (21) points, and (1) point, respectively.

Percentages rounded for disclosure purposes.

Components of deferred tax assets and liabilities

Deferred Tax Assets

($ in millions)
At December 31:	2022	2021
Retirement benefits	$1,954	$3,142
Leases	927	1,061
Share-based and other compensation	608	661
Domestic tax loss/credit carryforwards	1,798	1,619
Deferred income	633	630
Foreign tax loss/credit carryforwards	845	983
Bad debt, inventory and warranty reserves	383	390
Depreciation	247	249
Restructuring charges	101	216
Accruals	215	305
Intangible assets	2,879	2,929
Capitalized research and development	3,012	2,161
Other	1,157	1,306	*
Gross deferred tax assets	14,759	15,652
Less: valuation allowance	770	883
Net deferred tax assets	$13,989	$14,769

** Recast to include 2021 hedging losses in other.

Deferred Tax Liabilities

($ in millions)
At December 31:	2022	2021
Goodwill and intangible assets	$3,156	$3,306	*
GILTI deferred taxes	2,483	3,257
Leases and right-of-use assets	1,174	1,314
Depreciation	505	518
Retirement benefits	1,609	1,971
Deferred transition costs	56	42
Undistributed foreign earnings	87	131
Other	955	817
Gross deferred tax liabilities	$10,025	$11,356

* Recast to conform to 2022 presentation to include software development costs in goodwill and intangible assets.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

($ in millions)
	2022	2021	2020
Balance at January 1	$8,709	$8,568	$7,146
Additions based on tax positions related to the current year	355	934	1,690
Additions for tax positions of prior years	174	247	159
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(470)	(688)	(408)
Settlements	(41)	(352)	(19)
Balance at December 31	$8,728	$8,709	$8,568